Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Disclosure of details of inventories

($ millions)	2025	2024
Raw material, consumables	476	438
Work in progress	190	199
Finished products	1,725	1,631
Total inventories	2,391	2,268